Cash and cash equivalents - Narrative (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	$ 22,168,720	$ 20,144,250	$ 23,654,699	$ 29,283,942
Kabanga Nickel Company Ltd
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	5,930,000	6,570,000
Restricted cash and cash equivalents	$ 87,858	$ 149,694